Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 64.8%
Large-Cap 49.9%
Schwab Fundamental US Large Company Index Fund	$95,624,733	$6,129,445	($2,152,643)	$256,396	$11,237,274	$111,095,205	4,697,472	$1,961,634
Schwab S&P 500 Index Fund	220,952,420	12,820,971	(16,155,329)	3,741,593	36,383,296	257,742,951	3,636,328	3,637,126
Schwab U.S. Large-Cap Growth Index Fund	33,751,460	3,598,083	(6,097,221)	536,998	8,954,145	40,743,465	483,200	317,718
						409,581,621
Small-Cap 14.9%
Schwab Fundamental US Small Company Index Fund *	32,087,598	5,675,543	(3,227,519)	(67,588)	2,559,967	37,028,001	2,298,448	2,075,575
Schwab Small-Cap Index Fund	73,832,645	11,094,576	(7,005,063)	(1,097,186)	8,264,029	85,089,001	2,627,015	941,797
						122,117,002
						531,698,623

International Stocks 29.8%
Developed Markets 24.8%
Schwab Fundamental International Large Company Index Fund	41,791,765	3,054,837	(5,757,872)	408,991	9,825,046	49,322,767	4,692,937	1,251,693
Schwab Fundamental International Small Company Index Fund	34,417,065	4,776,379	(4,609,324)	(792,053)	7,803,149	41,595,216	3,249,626	1,737,621
Schwab International Index Fund	96,128,305	8,242,233	(14,934,621)	(650,828)	24,097,071	112,882,160	4,968,405	2,702,537
						203,800,143
Emerging Markets 5.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	34,280,771	3,936,255	(4,886,026)	(176,552)	7,950,729	41,105,177	4,577,414	1,887,156
						244,905,320

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	32,899,142	7,910,925	(920,527)	(47,789)	1,191,405	41,033,156	2,060,932	899,103
Total Affiliated Underlying Funds (Cost $447,801,011)	$695,765,904	$67,239,247	($65,746,145 )	$2,111,982	$118,266,111	$817,637,099		$17,411,960
Total Investments in Securities (Cost $447,801,011)						$817,637,099

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 56.1%
Large-Cap 43.4%
Schwab Fundamental US Large Company Index Fund	$97,756,577	$2,001,639	($3,220,359)	$499,727	$10,927,343	$107,964,927	4,565,113	$2,001,639
Schwab S&P 500 Index Fund	226,079,079	6,608,757	(20,808,647)	11,957,802	28,242,988	252,079,979	3,556,433	3,692,809
Schwab U.S. Large-Cap Growth Index Fund	25,769,558	1,915,077	(4,763,965)	825,876	6,202,860	29,949,406	355,187	236,647
						389,994,312
Small-Cap 12.7%
Schwab Fundamental US Small Company Index Fund *	31,404,736	5,154,099	(4,601,782)	(18,248)	2,317,185	34,255,990	2,126,381	2,031,403
Schwab Small-Cap Index Fund	73,025,783	9,577,685	(9,095,524)	(1,395,016)	8,176,818	80,289,746	2,478,844	919,368
						114,545,736
						504,540,048

International Stocks 20.0%
Developed Markets 16.7%
Schwab Fundamental International Large Company Index Fund	32,253,756	1,933,278	(5,642,057)	653,474	7,118,019	36,316,470	3,455,421	957,152
Schwab Fundamental International Small Company Index Fund	25,887,763	2,867,594	(4,053,018)	(438,403)	5,699,020	29,962,956	2,340,856	1,319,885
Schwab International Index Fund	75,071,899	4,298,590	(13,956,647)	308,834	17,727,239	83,449,915	3,672,972	2,091,580
						149,729,341
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	26,183,179	2,707,711	(4,769,242)	157,436	5,740,267	30,019,351	3,342,912	1,439,469
						179,748,692

Real Estate 3.9%
U.S. REITs 3.9%
Schwab U.S. REIT ETF	31,100,879	4,639,805	(1,151,789)	(79,503)	1,202,140	35,711,532	1,793,648	803,973

Fixed Income 16.0%
Intermediate-Term Bond 16.0%
Schwab U.S. Aggregate Bond Index Fund	126,088,640	21,862,450	(7,484,877)	(1,542,829)	5,113,676	144,037,060	16,275,374	3,050,922

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$26,792,734	$2,940,564	$—	$—	$5,307	$29,738,605	29,732,659	$969,805
Total Affiliated Underlying Funds (Cost $532,730,501)	$797,414,583	$66,507,249	($79,547,907 )	$10,929,150	$98,472,862	$893,775,937		$19,514,652
Total Investments in Securities (Cost $532,730,501)						$893,775,937

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 42.1%
Large-Cap 33.1%
Schwab Fundamental US Large Company Index Fund	$47,195,010	$1,416,110	($2,921,270)	$568,897	$4,930,165	$51,188,912	2,164,436	$975,082
Schwab S&P 500 Index Fund	109,667,907	4,593,459	(14,198,245)	8,096,093	11,321,924	119,481,138	1,685,682	1,777,827
Schwab U.S. Large-Cap Growth Index Fund	15,693,035	668,462	(3,190,643)	679,759	3,431,394	17,282,007	204,957	139,478
						187,952,057
Small-Cap 9.0%
Schwab Fundamental US Small Company Index Fund *	14,176,529	2,307,458	(2,137,048)	198,077	841,834	15,386,850	955,112	917,003
Schwab Small-Cap Index Fund	33,164,113	4,562,444	(4,885,201)	92,189	2,996,613	35,930,158	1,109,298	422,435
						51,317,008
						239,269,065

International Stocks 15.0%
Developed Markets 12.5%
Schwab Fundamental International Large Company Index Fund	16,022,538	1,031,964	(3,646,288)	450,607	3,389,526	17,248,347	1,641,137	456,666
Schwab Fundamental International Small Company Index Fund	12,869,452	1,276,861	(2,647,247)	(124,030)	2,737,463	14,112,499	1,102,539	632,340
Schwab International Index Fund	36,868,979	1,915,479	(7,915,688)	555,404	8,238,728	39,662,902	1,745,726	999,363
						71,023,748
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	12,313,581	993,854	(1,860,289)	64,072	2,723,327	14,234,545	1,585,139	693,854
						85,258,293

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	15,412,856	1,817,233	(872,135)	(55,602)	607,848	16,910,200	849,332	390,944

Fixed Income 36.0%
Intermediate-Term Bond 35.0%
Schwab U.S. Aggregate Bond Index Fund	180,589,752	25,132,882	(11,516,459)	(2,364,942)	7,492,486	199,333,719	22,523,584	4,298,063
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	4,975,661	530,395	—	—	43,089	5,549,145	589,707	112,234
						204,882,864

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$17,918,226	$616,510	$—	$—	$3,549	$18,538,285	18,534,578	$633,196
Total Affiliated Underlying Funds (Cost $402,899,069)	$516,867,639	$46,863,111	($55,790,513 )	$8,160,524	$48,757,946	$564,858,707		$12,448,485
Total Investments in Securities (Cost $402,899,069)						$564,858,707

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.8% OF NET ASSETS

U.S. Stocks 28.0%
Large-Cap 22.0%
Schwab Fundamental US Large Company Index Fund	$13,711,361	$278,298	($2,221,254)	$644,064	$830,396	$13,242,865	559,952	$278,298
Schwab S&P 500 Index Fund	32,151,221	1,319,119	(7,827,739)	5,449,691	(163,577)	30,928,715	436,353	507,703
Schwab U.S. Large-Cap Growth Index Fund	4,668,710	279,228	(1,657,869)	470,401	660,697	4,421,167	52,433	38,594
						48,592,747
Small-Cap 6.0%
Schwab Fundamental US Small Company Index Fund *	4,156,460	750,521	(1,193,196)	134,398	132,642	3,980,825	247,103	268,859
Schwab Small-Cap Index Fund	9,638,631	1,058,549	(2,217,919)	686,279	129,845	9,295,385	286,983	118,076
						13,276,210
						61,868,957

International Stocks 10.0%
Developed Markets 8.3%
Schwab Fundamental International Large Company Index Fund	4,677,297	128,741	(1,420,956)	234,118	832,472	4,451,672	423,565	128,741
Schwab Fundamental International Small Company Index Fund	3,769,235	353,138	(1,174,689)	28,813	699,786	3,676,283	287,210	182,724
Schwab International Index Fund	10,763,448	585,242	(3,575,801)	1,205,342	1,264,519	10,242,750	450,825	284,681
						18,370,705
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,671,489	338,965	(1,113,914)	82,975	703,827	3,683,342	410,172	199,618
						22,054,047

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,616,828	283,912	(636,875)	(41,506)	204,948	4,427,307	222,366	108,057

Fixed Income 56.0%
Intermediate-Term Bond 55.0%
Schwab U.S. Aggregate Bond Index Fund	124,728,873	9,868,147	(16,714,072)	(2,565,872)	6,212,785	121,529,861	13,732,188	2,806,390
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	2,297,908	46,739	(223,296)	(19,586)	42,380	2,144,145	227,858	46,743
						123,674,006

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.24% (b)	$8,043,203	$276,741	$—	$—	$1,593	$8,321,537	8,319,873	$284,232
Total Affiliated Underlying Funds (Cost $184,170,363)	$226,894,664	$15,567,340	($39,977,580 )	$6,309,117	$11,552,313	$220,345,854		$5,252,716
Total Investments in Securities (Cost $184,170,363)						$220,345,854

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At July 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs). Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL23